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     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 26, 2015

                                                             FILE NO. 333-191097

                                                              FILE NO. 811-22726

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                 / /
POST-EFFECTIVE AMENDMENT NO. 4                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 24

                       FORETHOUGHT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A

                           (Exact Name of Registrant)

                       FORETHOUGHT LIFE INSURANCE COMPANY

                              (Name of Depositor)

          300 NORTH MERIDIAN STREET, SUITE 1800 INDIANAPOLIS, IN 46204

                   (Address of Depositor's Principal Offices)

                                  860-325-1538

              (Depositor's Telephone Number, Including Area Code)

                               SARAH M. PATTERSON
                       FORETHOUGHT LIFE INSURANCE COMPANY
               82 HOPMEADOW STREET, SUITE 200, SIMSBURY, CT 06089

                    (Name and Address of Agent for Service)

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                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

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It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2015, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on May 1, 2015, pursuant to paragraph (a)(1) of Rule 485
/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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EXPLANATORY NOTE

This Post-Effective Amendment No. 4 to this Registration Statement on Form N-4 is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 3 to May 1, 2015. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 3 to this Registration Statement on Form N-4 as filed on February 6, 2015.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury and State of Connecticut on this 26th day of March, 2015.

FORETHOUGHT LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A
(Registrant)

By:    Craig Anderson                          *By:   /s/ Sarah M. Patterson
       -----------------------------------            -----------------------------------
       Craig Anderson                                 Sarah M. Patterson
       Chief Financial Officer and Treasurer*         Attorney-in-Fact

FORETHOUGHT INSURANCE COMPANY
(Depositor)

By:    Craig Anderson
       -----------------------------------
       Craig Anderson
       Chief Financial Officer and Treasurer*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Allan S. Levine, Chairman and Chief Executive Officer
John Graf, Non-Executive Vice Chairman                                                   *By:   /s/ Sarah M. Patterson
Gilles M. Dellaert, Director, Executive Vice President and Chief Investment Officer             -----------------------------------
Hanben Kim Lee, Director, Executive Vice President and Chief Risk Officer                       Sarah M. Patterson
Michael A. Reardon, Director and President                                                      Attorney-in-Fact
Richard V. Spencer, Director                                                             Date:  March 26, 2015
Eric D. Todd, Director and Senior Vice President
Nicholas H. Von Moltke, Director, Executive Vice President and Chief Operating Officer